Cover	Aug. 30, 2022
Cover [Abstract]
Entity Registrant Name	NASCENT BIOTECH INC.
Entity Central Index Key	0001622057
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Aug. 30, 2022
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	45-0612715
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55299
Entity Address Address Line 1	623 17th Street Suite 4
Entity Address City Or Town	Vero Beach
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32960
City Area Code	612
Local Phone Number	961-5656
Amendment Description	On September 2, 2022, Nascent Biotech Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Report”) with the Securities and Exchange Commission to report, among other things, the conversion price at which YA II PN, Ltd. would receive shares of the Company’s common shares upon conversion of the Debenture would be $0.30 or eighty percent (80%) of the lowest traded price of the Company’s common shares for ten consecutive trading days immediately prior to the conversion date (all as defined in the Original Report). This Amendment No. 2 is being furnished for the purpose of correcting Item 1.01 of the Original Report to disclose the conversion price is the lesser of $0.30 or eighty percent (80%) of the lowest VWAP of the Company’s common stock for ten consecutive trading dates immediately prior to the conversion date.